Interests in Joint operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Interests in Joint operations [Abstract]
Schedule of Assets, Liabilities and Results of Joint Operations

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2021
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	260,589	1,866	262,455	(5,573)	256,882	486,779	341,473
Llanos 32 Block	12.5%	2,730	—	2,730	(197)	2,533	7,690	5,378
Llanos 86 Block	50%	408	—	408	—	408	—	(60)
Llanos 87 Block	50%	1,220	—	1,220	—	1,220	—	(60)
Llanos 94 Block	50%	1,489	—	1,489	(270)	1,219	—	(171)
Llanos 104 Block	50%	434	—	434	—	434	—	(60)
Llanos 123 Block	50%	907	—	907	—	907	—	(60)
Llanos 124 Block	50%	841	—	841	—	841	—	(60)
CPO-5 Block	30%	210,154	—	210,154	(929)	209,225	88,479	55,131
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,837	—	3,837	(84)	3,753	—	—
PUT-8 Block	50%	7,070	—	7,070	—	7,070	—	—
PUT-9 Block	50%	4,342	—	4,342	—	4,342	—	—
PUT-36 Block	50%	2,870	—	2,870	—	2,870	—	—
Tacacho Block	50%	3,629	—	3,629	—	3,629	—	—
Terecay Block	50%	226	—	226	—	226	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(2,082)	(2,082)	—	(137)
Campanario Block	50%	—	—	—	(551)	(551)	—	(106)
Isla Norte Block	60%	—	—	—	(138)	(138)	—	(122)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	6,851	18,269	25,120	(13,657)	11,463	20,109	9,899
POT-T‑785	70%	157	—	157	—	157	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	149	149	(528)	(379)	—	(839)
Los Parlamentos Block	50%	—	—	—	—	—	—	(285)
Puelen Block	18%	—	12	12	(18)	(6)	—	(55)
Sierra del Nevado Block	18%	—	1	1	(5)	(4)	—	(10)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	1,132	78	1,210	(610)	600	—	(589)
Perico	50%	4,658	1,449	6,107	(4,535)	1,572	—	(669)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2020
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	212,914	2,834	215,748	(6,829)	208,919	273,077	203,386
Llanos 32 Block	12.5%	1,484	—	1,484	(273)	1,211	5,885	4,248
Llanos 86 Block	50%	137	—	137	—	137	—	—
Llanos 87 Block	50%	333	—	333	—	333	—	—
Llanos 94 Block	50%	42	—	42	(68)	(26)	—	—
Llanos 104 Block	50%	145	—	145	—	145	—	—
Llanos 123 Block	50%	248	—	248	—	248	—	—
Llanos 124 Block	50%	240	—	240	—	240	—	—
Petrodorado South America S.A. Sucursal Colombia
CPO-5 Block	30%	218,298	—	218,298	(455)	217,843	29,552	14,398
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	1,301	—	1,301	(128)	1,173	—	—
PUT-8 Block	50%	2,334	—	2,334	—	2,334	—	—
PUT-9 Block	50%	924	—	924	—	924	—	—
PUT-12 Block	60%	610	—	610	—	610	—	—
PUT-36 Block	50%	31	—	31	—	31	—	—
Tacacho Block	50%	3,591	—	3,591	—	3,591	—	—
Terecay Block	50%	173	—	173	—	173	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,577)	(1,577)	—	(7,532)
Campanario Block	50%	—	—	—	(372)	(372)	—	(16,913)
Isla Norte Block	60%	—	—	—	(132)	(132)	—	(9,418)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	13,280	15,557	28,837	(11,515)	17,322	12,286	3,339
REC-T‑128	70%	—	1,152	1,152	(52)	1,100	497	(72)
POT-T‑785	70%	79	—	79	—	79	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	107	107	(164)	(57)	—	(289)
Los Parlamentos Block	50%	—	—	—	—	—	—	(244)
Puelen Block	18%	—	20	20	(106)	(86)	—	(156)
Sierra del Nevado Block	18%	—	7	7	(6)	1	—	(13)
GeoPark Perú S.A.C.
Morona	75%	3,651	607	4,258	(6,622)	(2,364)	—	(36,980)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	409	29	438	(131)	307	—	(464)
Perico	50%	397	52	449	(229)	220	—	(543)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2019
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	208,156	3,128	211,284	(6,267)	205,017	513,378	398,953
Llanos 32 Block	12.5%	1,136	—	1,136	(519)	617	6,053	2,791
Llanos 86 Block	50%	21	—	21	—	21	—	—
Llanos 87 Block	50%	40	—	40	—	40	—	—
Llanos 104 Block	50%	26	—	26	—	26	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	4,623	—	4,623	(1,382)	3,241	—	(313)
Campanario Block	50%	16,445	—	16,445	(331)	16,114	—	(156)
Isla Norte Block	60%	8,896	—	8,896	(101)	8,795	—	(189)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	18,537	18,066	36,603	(15,980)	20,623	22,375	9,263
POT-T‑747	70%	—	—	—	—	—	—	(1,516)
REC-T‑128	70%	3,886	919	4,805	(143)	4,662	674	57
POT-T-785	70%	125	—	125	—	125	—	—
GeoPark Argentina S.A.U.
CN-V Block	50%	—	274	274	(237)	37	—	(15,451)
Puelen Block	18%	—	47	47	(41)	6	—	(1,959)
Sierra del Nevado Block	18%	—	63	63	(79)	(16)	—	(1,705)
GeoPark Perú S.A.C.
Morona	75%	8,921	6,862	15,783	(10,161)	5,622	—	(4,976)
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	199	321	520	(610)	(90)	—	(272)
Perico	50%	304	61	365	(541)	(176)	—	(176)